Long-term debt and convertible promissory notes (Details Narrative)																	1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 14, 2025 USD ($) Integer	May 30, 2025 USD ($) Integer	Apr. 29, 2025 USD ($) Integer	Mar. 03, 2025 USD ($) Integer	Dec. 02, 2024 USD ($) Integer	Oct. 22, 2024 USD ($) Integer	Aug. 28, 2024 USD ($) Integer	Jun. 13, 2024 USD ($) Integer	Feb. 23, 2024 USD ($) Integer	Jan. 12, 2024 USD ($) Integer	Mar. 24, 2023 USD ($) Integer	Feb. 03, 2023 USD ($) Integer	Nov. 23, 2022 USD ($) Integer	Oct. 03, 2022 USD ($) Integer	Jul. 14, 2022 USD ($) Integer	Jun. 22, 2020 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2023 USD ($) shares
Short-Term Debt [Line Items]
Debt instrument, maturity date																						Jan. 31, 2024
Note principal balance																				$ 49,169		$ 32,400
Long term payable																				32,400		32,400	$ 32,400
Current portion of notes payable																				16,769		0
Accrued interest																				2,193		2,729
Debt discount																				0	$ 67,352
Debt instrument unamortized discount																				54,150	31,000
Amortization of debt discount																				52,614	$ 66,048
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Note principal balance																						32,400	32,400
Accrued interest																						2,193	2,729
SBA's Economic Injury Disaster Loan Program [Member]
Short-Term Debt [Line Items]
Fee amount																$ 100
Proceeds from loans originations																$ 32,300
Line of credit facility interest rate during period																3.75%
Debt instrument term																30 years
Debt instrument periodic payment																$ 158
Premium Finance Agreement [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																	13.20%	13.20%	12.70%
Debt instrument periodic payment																	$ 2,903	$ 2,903	$ 2,909
Note principal balance																							0
Insurance policy premiums																	$ 33,500	33,500	$ 33,500
Insurance policy premiums description																	one-year policy period.		one
Insurance financed																	$ 24,750	$ 24,750	$ 24,850
July 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value															$ 45,138								1,806
Interest rate, percentage															8.00%
Original issue discount															$ 10,138
Debt instrument, maturity date															Jul. 14, 2023
Debt instrument, convertible threshold days | Integer															180
Common stock conversion, percentage															75.00%
Debt instrument, convertible, threshold trading days | Integer															10
Conversion of principal and interest																							$ 30,138	$ 15,000
Debt conversion on convertible shares | shares																							360,675	205,198
Principal and interest total amount																							$ 0	$ 30,138
October 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value														$ 45,138									1,806
Interest rate, percentage														8.00%
Original issue discount														$ 10,138
Debt instrument, maturity date														Oct. 03, 2023
Debt instrument, convertible threshold days | Integer														180
Common stock conversion, percentage														75.00%
Conversion of principal and interest																							$ 45,138
Debt conversion on convertible shares | shares																							1,102,975
Principal and interest total amount																							$ 0
November 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value													$ 51,108										2,044
Interest rate, percentage													8.00%
Original issue discount													$ 11,219
Debt instrument, maturity date													Nov. 23, 2023
Debt instrument, convertible threshold days | Integer													180
Common stock conversion, percentage													75.00%
Debt instrument, convertible, threshold trading days | Integer													10
Conversion of principal and interest																							$ 51,108
Debt conversion on convertible shares | shares																							1,477,693
Principal and interest total amount																							$ 0
February 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value												$ 48,675											1,947
Interest rate, percentage												8.00%
Original issue discount												$ 4,425
Debt instrument, maturity date												Feb. 02, 2024
Debt instrument, convertible threshold days | Integer												180
Common stock conversion, percentage												75.00%
Debt instrument, convertible, threshold trading days | Integer												10
Conversion of principal and interest																							$ 48,675
Debt conversion on convertible shares | shares																							1,131,880
Principal and interest total amount																							$ 0
Fee amount												$ 4,250
March 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value											$ 48,675												1,945
Interest rate, percentage											8.00%
Original issue discount											$ 4,425
Debt instrument, maturity date											Mar. 24, 2024
Debt instrument, convertible threshold days | Integer											180
Common stock conversion, percentage											75.00%
Debt instrument, convertible, threshold trading days | Integer											10
Conversion of principal and interest																							$ 48,675
Debt conversion on convertible shares | shares																							1,593,694
Principal and interest total amount																							$ 0
Fee amount											$ 4,250
January 12, 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value										$ 110,000
Interest rate, percentage										8.00%
Original issue discount										$ 10,000													15,000
Debt instrument, maturity date										Mar. 24, 2024
Debt instrument, convertible threshold days | Integer										180
Common stock conversion, percentage										75.00%
Debt instrument, convertible, threshold trading days | Integer										10
Fee amount										$ 5,000
Note balance																							$ 95,000
January 2024 Note [Member]
Short-Term Debt [Line Items]
Conversion of principal and interest																						$ 110,000
Debt conversion on convertible shares | shares																						867,389
Principal and interest total amount																						$ 0
February 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 126,000
Interest rate, percentage									10.00%
Original issue discount									$ 21,000
Debt instrument, maturity date									Nov. 30, 2024
Common stock conversion, percentage									65.00%
Debt instrument, convertible, threshold trading days | Integer									10
Fee amount									$ 5,000
Note balance																						0
Repayment of notes																						126,000
June 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value								$ 126,000
Interest rate, percentage								10.00%
Original issue discount								$ 21,000														2,846
Debt instrument, maturity date								Mar. 15, 2025
Common stock conversion, percentage								65.00%
Debt instrument, convertible, threshold trading days | Integer								10
Fee amount								$ 5,000
Note balance																				0		18,274
Repayment of notes																				21,120		58,080
August 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 67,200
Interest rate, percentage							10.00%
Original issue discount							$ 11,200															7,443
Debt instrument, maturity date							May 30, 2025
Common stock conversion, percentage							65.00%
Debt instrument, convertible, threshold trading days | Integer							10
Conversion of principal and interest																				24,640
Fee amount							$ 6,000
Note balance																				0		59,757
Repayment of notes																				49,280
October 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value						$ 97,200
Interest rate, percentage						10.00%
Original issue discount						$ 16,200																14,221
Debt instrument, maturity date						Jul. 30, 2025
Common stock conversion, percentage						65.00%
Debt instrument, convertible, threshold trading days | Integer						10
Conversion of principal and interest																				53,460
Fee amount						$ 6,000
Note balance																				0		82,979
Repayment of notes																				53,640
December 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 67,200
Interest rate, percentage					10.00%
Original issue discount					$ 11,200																	13,604
Debt instrument, maturity date					May 30, 2025
Common stock conversion, percentage					65.00%
Debt instrument, convertible, threshold trading days | Integer					10
Fee amount					$ 6,000
Note balance																				0		$ 53,596
Repayment of notes																				78,420
March 2025 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 61,600
Interest rate, percentage				8.00%
Original issue discount				$ 5,600																5,537
Debt instrument, maturity date				Dec. 15, 2025
Common stock conversion, percentage				75.00%
Debt instrument, convertible, threshold trading days | Integer				10
Note balance																				56,063
March Two Thousand Twenty Five Note [Member]
Short-Term Debt [Line Items]
Additional transaction fees				$ 6,000
April 2025 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 89,650
Interest rate, percentage			8.00%
Original issue discount			$ 8,150																	9,984
Debt instrument, maturity date			Feb. 15, 2026
Common stock conversion, percentage			75.00%
Debt instrument, convertible, threshold trading days | Integer			10
Note balance																				79,666
April Two Thousand Twenty Five Note [Member]
Short-Term Debt [Line Items]
Additional transaction fees			$ 6,500
May Twenty Twenty Five Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value		$ 73,700
Interest rate, percentage		8.00%
Original issue discount		$ 6,700																		10,761
Debt instrument, maturity date		Mar. 15, 2026
Common stock conversion, percentage		75.00%
Debt instrument, convertible, threshold trading days | Integer		10
Note balance																				62,939
Additional transaction fees		$ 7,000
July Two Thousand Twenty Five Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 79,200
Interest rate, percentage	8.00%
Original issue discount	$ 7,200																			13,368
Debt instrument, maturity date	Apr. 30, 2026
Common stock conversion, percentage	75.00%
Debt instrument, convertible, threshold trading days | Integer	10
Note balance																				$ 65,832
Additional transaction fees	$ 7,000